Segment information and concentration of risk (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Concentration by Geographic Region of Company's Flight Equipment Portfolio Based on Net Book Value

The following table sets forth the concentration by geographic region of the Company’s flight equipment portfolio based on net book value as of December 31, 2012, 2013 and 2014.

	2012	%	2013	%	2014	%
Asia Pacific	1,002,582	28%	1,083,728	26%	2,243,024	40%
Europe, Middle East & Africa	1,514,060	43%	1,571,747	38%	1,802,399	32%
Americas	1,020,257	29%	1,477,710	36%	1,561,133	28%

	3,536,899	100%	4,133,185	100%	5,606,556	100%

Schedule of Percentage of Lease Revenue Attributable to Individual Countries Representing at Least 10% of Total Lease Revenue

The following table sets forth the percentage of lease revenue attributable to individual countries representing at least 10% of total lease revenue in any year based on each airline’s principal place of business for the years indicated:

	2012	2013	2014
United States of America	7.83%	15.09%	14.03%
India	12.35%	10.08%	9.59%

Summary of Distribution of Lease Rental Income by Location

The distribution of lease rental income by location of each airline’s principal place of business is presented below:

	2012	%	2013	%	2014	%
Asia Pacific	89,074	28	106,111	26	178,679	33
Europe, Middle East & Africa	145,009	47	166,488	40	186,153	35
Americas	78,661	25	142,407	34	172,715	32

	312,744	100	415,006	100	537,547	100

Schedule of Maximum Exposure to Credit Risk

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	2013	2014
Cash and cash equivalents	177,924	111,392
Restricted cash	256,426	195,095
Other receivables	2,033	1,252
Trade receivables	4,730	9,758
Derivative financial assets	20,011	8,137

	461,124	325,634

Schedule of Maximum Exposure to Credit Risk by Geographic Region

The maximum exposure to credit risk for trade and other receivables at the reporting date by geographic region was:

	2013	2014
Asia Pacific	1,860	6,589
Europe, Middle East & Africa	4,790	4,421
Americas	113	—

	6,763	11,010